Shareholders' equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended				0 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended					0 Months Ended
	Jul. 01, 2013 item	Jun. 07, 2013	Apr. 30, 2013	Jul. 21, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Jul. 01, 2013 Class A ordinary shares	Jul. 01, 2013 Class A ordinary shares Initial public offering	Jul. 01, 2013 Class B ordinary shares	Nov. 27, 2013 Minority shareholders item	Mar. 31, 2014 Minority shareholders	Mar. 31, 2013 Minority shareholders	Apr. 30, 2013 Minority shareholders	Nov. 27, 2013 Minority shareholders Class A ordinary shares	Mar. 31, 2014 IBS Group	Mar. 31, 2013 IBS Group	Apr. 30, 2013 IBS Group	Mar. 31, 2013 Before adjustment Retroactive adjustment for share split	Jul. 21, 2012 Before adjustment Retroactive adjustment for share split	Jun. 15, 2012 Before adjustment Retroactive adjustment for share split	Jun. 07, 2013 Before adjustment Retroactive adjustment for share split	Mar. 20, 2013 Before adjustment Retroactive adjustment for share split	Mar. 20, 2013 Before adjustment Retroactive adjustment for share split FOSS
Shareholders' equity
Dividend declared			$ 30,480	$ 26,955	$ 30,480	$ 26,955	$ 4,006
Dividend declared (in dollars per share)																				$ 25.40
Portion of dividend offset against loan receivable																	4,915
Payment of dividend to shareholders												5,387	21,915			25,200
Number of shares issued pursuant to Share-Based Compensation Plan, including restricted shares																					12,251
Number of restricted shares issued																					3,025
Number of shares issued		30,593,080			32,758,535	30,593,080		3,120,675		27,472,405									1,092,610		1,064,228	1,092,610	1,065,249
Number of shares outstanding		30,593,080			32,758,535	30,593,080		3,120,675		27,472,405									1,092,610		1,064,228	1,092,610	1,065,249
Number of shares issued pursuant to purchase agreement																								1,021
Shares issued pursuant to Share-Based Compensation plan																			27,361
Outstanding amount of dividend payable					18	125						18		5,280				25,200
Share split ratio		0.0357
Number of shares authorized		80,000,000			80,000,000	36,400,000																1,300,000
Common stock, par value (in dollars per share)		$ 0.00			$ 0.00	$ 0.00																$ 0.00
Number of classes of shares	2
Number of shares issued									2,046,035
Share price (in dollars per share)									$ 17.00						$ 34.00
Net proceeds from offering, after deducting underwriting discount and commissions and offering expenses									$ 31,036
Number of minority shareholders that sold stock											1
Number of shares sold by minority shareholders															2,800,000